Loans and Borrowings - Summary of Terms and Conditions of Outstanding Loans (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Carrying amount	₺ 19,546,831	₺ 18,964,748
Floating interest rate [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Variable interest rate	2.22%	2.17%
Floating interest rate [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Variable interest rate	2.20%	2.15%
Unsecured bank loans [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD
Interest rate type	Floating
Nominal interest rate basis	Libor+1.5%-Libor+2.2%	Libor+2.0%-Libor+4.1%
Carrying amount	₺ 4,478,457	₺ 4,589,157
Unsecured bank loans [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Interest rate type	Floating
Nominal interest rate basis	Euribor+1.3%-Euribor+2.2%	Euribor+1.2%-Euribor+3.4%
Carrying amount	₺ 5,638,726	₺ 6,975,890
Unsecured bank loans [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL
Interest rate type	Fixed
Payment period	2020	2019
Carrying amount	₺ 1,442,818	₺ 873,914
Unsecured bank loans [member] | UAH [member]
Disclosure of detailed information about borrowings [line items]
Currency	UAH
Interest rate type	Fixed
Payment period	2020	2019
Carrying amount	₺ 1,043,883	₺ 894,511
Unsecured bank loans [member] | Other foreign currency (RMB) [member]
Disclosure of detailed information about borrowings [line items]
Currency	RMB
Interest rate type	Fixed
Nominal interest rate	5.50%	5.50%
Carrying amount	₺ 200,583	₺ 193,375
Unsecured bank loans [member] | Bottom of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2020	2019
Unsecured bank loans [member] | Bottom of range [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2020
Unsecured bank loans [member] | Bottom of range [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	9.50%	12.60%
Unsecured bank loans [member] | Bottom of range [member] | UAH [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	11.50%	21.50%
Unsecured bank loans [member] | Bottom of range [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Payment period	2020
Unsecured bank loans [member] | Bottom of range [member] | Other foreign currency (RMB) [member]
Disclosure of detailed information about borrowings [line items]
Payment period		2019
Unsecured bank loans [member] | Bottom of range [member] | LIBOR [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Variable interest rate		2.00%
Unsecured bank loans [member] | Bottom of range [member] | EURIBOR [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Variable interest rate		1.20%
Unsecured bank loans [member] | Top of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2028	2026
Unsecured bank loans [member] | Top of range [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2026
Unsecured bank loans [member] | Top of range [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	11.50%	25.00%
Unsecured bank loans [member] | Top of range [member] | UAH [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	18.00%	22.50%
Unsecured bank loans [member] | Top of range [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Payment period	2026
Unsecured bank loans [member] | Top of range [member] | Other foreign currency (RMB) [member]
Disclosure of detailed information about borrowings [line items]
Payment period		2026
Unsecured bank loans [member] | Top of range [member] | LIBOR [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Variable interest rate		4.10%
Unsecured bank loans [member] | Top of range [member] | EURIBOR [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Variable interest rate		3.40%
Secured bank loans [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Currency	BYN
Interest rate type	Fixed
Nominal interest rate	11.50%
Payment period	2020
Carrying amount	₺ 2,415	₺ 4,180
Secured bank loans [member] | Bottom of range [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Nominal interest rate		12.00%
Payment period		2019
Secured bank loans [member] | Top of range [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Nominal interest rate		16.00%
Payment period		2020
Debt securities issued [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	₺ 5,965,790	₺ 5,210,562
Debt securities issued [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD
Interest rate type	Fixed
Nominal interest rate	5.80%	5.80%
Carrying amount	₺ 5,810,989	₺ 5,135,565
Debt securities issued [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL
Interest rate type	Fixed
Nominal interest rate	14.00%	24.50%
Payment period	2020	2019
Carrying amount	₺ 154,801	₺ 74,997
Debt securities issued [member] | Bottom of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2020	2019
Debt securities issued [member] | Top of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2028	2028
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	₺ 1,533,055	₺ 1,413,956
Lease liabilities [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD
Interest rate type	Fixed
Carrying amount	₺ 18,564	40,351
Lease liabilities [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Interest rate type	Fixed
Carrying amount	₺ 162,786	194,645
Lease liabilities [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL
Interest rate type	Fixed
Carrying amount	₺ 735,211	719,718
Lease liabilities [member] | UAH [member]
Disclosure of detailed information about borrowings [line items]
Currency	UAH
Interest rate type	Fixed
Carrying amount	₺ 521,496	418,390
Lease liabilities [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Currency	BYN
Interest rate type	Fixed
Carrying amount	₺ 94,998	₺ 40,852
Lease liabilities [member] | Bottom of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	3.90%	3.90%
Payment period	2020	2019
Lease liabilities [member] | Bottom of range [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	1.00%	1.00%
Payment period	2020	2019
Lease liabilities [member] | Bottom of range [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	12.80%
Payment period	2020	2019
Lease liabilities [member] | Bottom of range [member] | UAH [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	16.60%	16.60%
Payment period	2020	2019
Lease liabilities [member] | Bottom of range [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	11.70%	12.00%
Payment period	2020	2019
Lease liabilities [member] | Top of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	10.80%	10.80%
Payment period	2027	2027
Lease liabilities [member] | Top of range [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	7.90%	7.90%
Payment period	2031	2031
Lease liabilities [member] | Top of range [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	45.00%	45.00%
Payment period	2048	2048
Lease liabilities [member] | Top of range [member] | UAH [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	24.00%	24.00%
Payment period	2067	2067
Lease liabilities [member] | Top of range [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	15.00%	15.00%
Payment period	2028	2028